Combined Statements of Comprehensive Loss - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2023	Mar. 31, 2022
Restructuring Cost and Reserve [Line Items]
Net loss	$ 150,844	$ 1,198,920		$ (12,053,000)
DIH Holding US, Inc. [Member]
Restructuring Cost and Reserve [Line Items]
Net loss	(3,362,000)	(3,958,000)	$ (2,361,000)	(12,053,000)
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustments, net of tax provision of $(65) and $(88), respectively	66,000	746,000	272,000	690,000
Pension liability adjustments	(384,000)	(114,000)	(430,000)	1,305,000
Other comprehensive (loss) income	(318,000)	632,000	(158,000)	1,995,000
Comprehensive loss	$ (3,680,000)	$ (3,326,000)	$ (2,519,000)	$ (10,058,000)